Share-Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended					12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Scientific advisory board members	Dec. 31, 2012 Equity Incentive Plan [Member]	Jun. 30, 2003 Equity Incentive Plan [Member]	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 Employee Stock Option	Sep. 30, 2013 Two Thousand Thirteen Equity Incentive Plan [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance					5,700,000	3,700,000
Incentive stock options (ISOs), Vesting Period										2 years	2 years	3 years	3 years
Options, maximum term	10 years	10 years							10 years
Weighted-average grant date fair value for awards granted		$ 0.99
Total intrinsic value of the options exercised		$ 63,000	$ 35,000
Total fair value of shares vested		332,000	182,000
Options granted	247,600	322,200		39,000
Options granted, exercise price	$ 3.2600	$ 1.42		$ 1.42
Options, vesting term				Vest ratably over a period of 12 to 24 months
Unrecognized share-based compensation expense related to employee stock option awards		$ 285,327	$ 259,899
Unrecognized share-based compensation expense, weighted-average recognition period							1 year 10 months 24 days	1 year 6 months
Purchase of common stock	1,462,380	1,707,114	3,175,567
Maximum number of shares of common stock									799,934
Maximum number of additional shares of common stock									1,462,380
Maximum annual increase in number of shares of common stock									800,000
Percentage of number of shares of common stock									4.00%